Premises and Equipment - Premises and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 8,253	$ 8,618
Less accumulated depreciation and amortization	(4,948)	(5,150)
Total Premises and Equipment	3,305	3,468
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	445	487
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,161	3,519
Furniture, Fixtures and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	3,438	3,439
Right of Use Assets on Operating Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	1,014	1,038
Right of Use Assets on Finance Leases [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	172	110
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Premises and Equipment	$ 23	$ 25